UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

Western Asset Premier Bond Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Name and address of agent for service:	Charles A. Ruys de Perez 385 East Colorado Boulevard Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2007 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	144.9%

Corporate Bonds and Notes	78.5%
Advertising	0.3%
Affinion Group, Inc.		10.125%	10/15/13	$180	$196
Affinion Group, Inc.		11.500%	10/15/15	210	231
Lamar Media Corporation		6.625%	8/15/15	120	117

					544

Aerospace/Defense	1.3%
DRS Technologies, Inc.		6.625%	2/1/16	300	303
Northrop Grumman Corporation		7.750%	2/15/31	1,000	1,232
The Boeing Company		6.125%	2/15/33	600	644
TransDigm Inc.		7.750%	7/15/14	110	114	A

					2,293

		.
Apparel	0.3%
Levi Strauss & Company		9.750%	1/15/15	120	132
Levi Strauss & Company		8.875%	4/1/16	50	53
Oxford Industries, Inc.		8.875%	6/1/11	270	279

					464

Auto Parts and Equipment	0.5%
Keystone Automotive Operations Inc.		9.750%	11/1/13	480	467
Visteon Corporation		8.250%	8/1/10	435	444

					911

Automotive	1.6%
DaimlerChrysler NA Holdings Corp.		7.300%	1/15/12	1,000	1,079
DaimlerChrysler NA Holdings Corp.		8.500%	1/18/31	1,000	1,249
Ford Motor Company		4.250%	12/15/36	150	165	B
General Motors Corporation		8.375%	7/15/33	420	377

					2,870

Banking and Finance	3.4%
Boeing Capital Corporation		6.500%	2/15/12	1,000	1,063
Boeing Capital Corporation		5.800%	1/15/13	400	413
E*TRADE Financial Corporation		7.375%	9/15/13	160	167
E*TRADE Financial Corporation		7.875%	12/1/15	35	38
Ford Motor Credit Company		8.110%	1/13/12	70	68	C
Fuji JGB Inv		9.870%	6/30/08	790	831	A,C
General Motors Acceptance Corp.		6.875%	8/28/12	150	149
General Motors Acceptance Corp.		8.000%	11/1/31	1,530	1,640
HSBC Finance Corporation		4.750%	7/15/13	1,670	1,613	D

					5,982

Banks	0.3%
Washington Mutual Bank FA		5.500%	1/15/13	440	439

Builders-Residential/Commercial	0.2%
Beazer Homes USA, Inc.		8.125%	6/15/16	45	42
K Hovnanian Enterprises, Inc.		8.625%	1/15/17	300	290

					332

Building Materials	0.3%
Nortek Inc.		8.500%	9/1/14	180	175
NTK Holdings Inc.		0.000%	3/1/14	550	399	E

					574

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2007 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Cable	2.6%
Charter Communication Holdings LLC		9.920%	4/1/11	$20	$20	E
Charter Communication Holdings LLC		11.750%	5/15/11	110	111	E
Charter Communication Holdings LLC		12.125%	1/15/12	60	61	E
Charter Communication Holdings LLC		11.750%	5/15/14	420	402	E
Charter Communication Holdings LLC		11.000%	10/1/15	337	350
Charter Communication Holdings II		10.250%	9/15/10	280	295
Charter Communication Holdings II		10.250%	10/1/13	46	50
Comcast Cable Communications, Inc.		6.750%	1/30/11	500	527
Comcast Corporation		5.900%	3/15/16	400	407
Comcast Corporation		7.050%	3/15/33	1,000	1,074
CSC Holdings Inc.		8.125%	7/15/09	30	31	A
CSC Holdings Inc.		8.125%	8/15/09	40	41
CSC Holdings Inc.		7.625%	4/1/11	50	51
CSC Holdings Inc.		6.750%	4/15/12	250	248
CSC Holdings Inc.		7.875%	2/15/18	45	46
EchoStar DBS Corp.		7.000%	10/1/13	600	618
LodgeNet Entertainment Corporation		9.500%	6/15/13	231	252

					4,584

Casino Resorts	1.1%
Inn of The Mountain Gods		12.000%	11/15/10	530	576
MGM MIRAGE		8.500%	9/15/10	10	11
Pinnacle Entertainment, Inc.		8.250%	3/15/12	250	257
Premier Entertainment Biloxi LLC		10.750%	2/1/12	707	732
Station Casinos, Inc.		7.750%	8/15/16	205	210
Station Casinos, Inc.		6.625%	3/15/18	100	89

					1,875

Chemicals	1.8%
Chemtura Corporation		6.875%	6/1/16	45	44
Georgia Gulf Corporation		9.500%	10/15/14	310	298	A
Huntsman International LLC		7.875%	11/15/14	95	98	A
Lyondell Chemical Company		10.500%	6/1/13	135	148
The Dow Chemical Company		6.000%	10/1/12	2,500	2,578
Westlake Chemical Corporation		6.625%	1/15/16	70	68

					3,234

Coal	0.1%
International Coal Group, Inc.		10.250%	7/15/14	220	221

Computers Services and Systems	1.7%
Activant Solutions, Inc.		9.500%	5/1/16	165	163
DynCorp Inc.		9.500%	2/15/13	502	535
Electronic Data Systems Corporation		7.125%	10/15/09	700	730
Electronic Data Systems Corporation		7.450%	10/15/29	500	545
International Business Machines Corporation		4.750%	11/29/12	240	237
Sungard Data Systems Inc.		10.250%	8/15/15	630	687

					2,897

Containers and Packaging	0.3%
Graham Packaging Company Inc.		9.875%	10/15/14	298	304
Graphic Packaging International Corp.		9.500%	8/15/13	210	223

					527

Construction Machinery	0.2%

H&E Equipment Services, Inc.		8.375%	7/15/16	300	319

Consumer Products	0.1%
American Greetings Corporation		7.375%	6/1/16	20	21
FTD, Inc.		7.750%	2/15/14	140	141

					162

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2007 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Diversified Financial Services	1.8%
AAC Group Holding Corp.		0.000%	10/1/12	$440	$395	E
Citigroup Inc.		6.625%	6/15/32	1,000	1,076
General Electric Capital Corporation		3.750%	12/15/09	740	717
General Electric Capital Corporation		6.000%	6/15/12	700	727
General Electric Capital Corporation		5.450%	1/15/13	250	253

					3,168

Drug & Grocery Store Chains	2.1%
CVS Corporation		5.789%	1/10/26	920	903	A
CVS Lease Pass Through		5.880%	1/10/28	994	986	A
CVS Lease Pass Through		6.036%	12/10/28	995	1,006	A
Delhaize America, Inc.		9.000%	4/15/31	180	216
Safeway Inc.		5.800%	8/15/12	500	506

					3,617

Education	0.2%
Education Management LLC		8.750%	6/1/14	100	105
Education Management LLC		10.250%	6/1/16	240	260

					365

Electric	6.3%
Dominion Resources, Inc.		5.700%	9/17/12	770	787
Duke Energy Corporation		6.250%	1/15/12	250	262
Edison Mission Energy		7.500%	6/15/13	20	21
Edison Mission Energy		7.750%	6/15/16	180	188
Exelon Generation Co. LLC		6.950%	6/15/11	2,000	2,097
FirstEnergy Corp.		6.450%	11/15/11	610	639
FirstEnergy Corp.		7.375%	11/15/31	3,040	3,454
IPALCO Enterprises Inc.		8.625%	11/14/11	130	140
MidAmerican Energy Holdings Company		5.875%	10/1/12	250	257
Niagara Mohawk Power Corporation		7.750%	10/1/08	1,500	1,553
Progress Energy, Inc.		7.100%	3/1/11	117	125
Progress Energy, Inc.		6.850%	4/15/12	750	804
The AES Corporation		9.000%	5/15/15	440	470	A
TXU Electric Delivery Company		7.000%	9/1/22	250	268

					11,065

Energy	1.1%
Midwest Generation LLC		8.560%	1/2/16	83	91
Midwest Generation LLC		8.750%	5/1/34	325	353
Mirant North America LLC		7.375%	12/31/13	350	359
NRG Energy, Inc.		7.375%	2/1/16	505	519
NRG Energy, Inc.		7.375%	1/15/17	225	231
Orion Power Holdings, Inc.		12.000%	5/1/10	150	173
Petrohawk Energy Corp.		9.125%	7/15/13	145	154

					1,880

Entertainment	0.4%
AMC Entertainment Inc.		11.000%	2/1/16	425	484
Warner Music Group		7.375%	4/15/14	170	162

					646

Environmental Services	1.3%
Waste Management, Inc.		7.375%	5/15/29	2,000	2,199	D
Waste Management, Inc.		7.750%	5/15/32	40	46

					2,245

Food, Beverage and Tobacco	2.3%
Alliance One International, Inc.		11.000%	5/15/12	130	143
Altria Group, Inc.		7.000%	11/4/13	250	271
Altria Group, Inc.		7.750%	1/15/27	1,000	1,195
Dole Foods Co.		7.250%	6/15/10	285	272
Kraft Foods Inc.		5.250%	10/1/13	400	394
Nabisco Inc.		7.550%	6/15/15	1,500	1,687

					3,962

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2007 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Gaming	0.2%
Isle of Capri Casinos, Inc.		9.000%	3/15/12	$20	$21
Isle of Capri Casinos, Inc.		7.000%	3/1/14	60	59
Pokagon Gaming Authority		10.375%	6/15/14	250	276	A

					356

Gas and Pipeline Utilities	2.1%
Colorado Interstate Gas Company		6.800%	11/15/15	150	160
Duke Energy Field Services Corporation		7.875%	8/16/10	750	810
Kinder Morgan Energy Partners, L.P.		7.125%	3/15/12	500	536
Panhandle Eastern Pipe Line Company		4.800%	8/15/08	400	397
Southern Natural Gas Company		8.000%	3/1/32	20	24
Texas Eastern Transmission		5.250%	7/15/07	750	749
The Williams Companies, Inc.		7.500%	1/15/31	902	956
The Williams Companies, Inc.		8.750%	3/15/32	85	98

					3,730

Healthcare	2.2%
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	250	253
Tenet Healthcare Corporation		9.250%	2/1/15	2,810	2,782
Triad Hospitals, Inc.		7.000%	11/15/13	150	157
Vanguard Health Holding Co. II, LLC		9.000%	10/1/14	735	744

					3,936

Insurance	0.2%
Crum & Forster Holdings Corporation		10.375%	6/15/13	360	389

Investment Banking/Brokerage	4.1%
Credit Suisse First Boston, USA		6.500%	1/15/12	1,125	1,183
J.P. Morgan Chase & Co.		5.750%	1/2/13	1,750	1,795
J.P. Morgan Chase & Co.		5.125%	9/15/14	1,300	1,280	D
Morgan Stanley		6.600%	4/1/12	1,500	1,588
The Goldman Sachs Group, Inc.		6.600%	1/15/12	1,200	1,267

					7,113

Manufacturing (Diversified)	1.9%
Eastman Kodak Company		7.250%	11/15/13	1,800	1,818
Interface, Inc.		10.375%	2/1/10	400	441
Leiner Health Products L.P.		11.000%	6/1/12	280	279
Norcraft Companies, L.P.		9.000%	11/1/11	360	371
Norcraft Companies, L.P.		0.000%	9/1/12	155	139	E
Nutro Products Inc.		10.750%	4/15/14	115	124	A
Simmons Company		0.000%	12/15/14	90	74	E

					3,246

Media	3.3%
AOL Time Warner Inc.		6.150%	5/1/07	250	250
AOL Time Warner Inc.		6.875%	5/1/12	1,400	1,492
AOL Time Warner Inc.		7.700%	5/1/32	1,150	1,304
Clear Channel Communications, Inc.		4.900%	5/15/15	700	589
CMP Susquehanna		9.875%	5/15/14	190	195	A
ION Media Networks, Inc.		11.610%	1/15/13	55	57	A,C
Liberty Media Corporation		3.750%	2/15/30	1,860	1,149	B
News America Holdings Inc.		6.625%	1/9/08	300	303
News America Holdings Inc.		8.875%	4/26/23	400	499

					5,838

Medical Care Facilities	0.8%
DaVita Inc.		6.625%	3/15/13	100	100	A
DaVita, Inc.		7.250%	3/15/15	300	303
HCA, Inc.		6.300%	10/1/12	85	79
HCA, Inc.		6.500%	2/15/16	105	89
HCA, Inc.		9.250%	11/15/16	195	210	A
HCA, Inc.		9.625%	11/15/16	175	189	A
HCA, Inc.		7.690%	6/15/25	90	78
HCA, Inc.		7.500%	11/15/95	485	387

					1,435

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2007 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Metals and Mining	1.5%
Alcoa Inc.		5.375%	1/15/13	$750	$746	D
Freeport-McMoRan Copper & Gold, Inc.		8.375%	4/1/17	960	1,038
Metals USA, Inc.		11.125%	12/1/15	445	494
Mueller Group Inc.		10.000%	5/1/12	20	22
Mueller Holdings Inc.		0.000%	4/15/14	265	241	E
Tube City IMS Corporation		9.750%	2/1/15	130	135	A

					2,676

Office Equipment	0.2%
Xerox Corporation		6.750%	2/1/17	280	293

Oil and Gas	7.7%
AmeriGas Partners, L.P.		7.250%	5/20/15	90	91
Belden & Blake Corporation		8.750%	7/15/12	750	767
Chesapeake Energy Corporation		6.375%	6/15/15	480	478
Chesapeake Energy Corporation		6.625%	1/15/16	30	30
Chesapeake Energy Corporation		6.500%	8/15/17	140	138
Complete Production Services		8.000%	12/15/16	150	154	A
ConocoPhillips		4.750%	10/15/12	1,000	987
Devon Energy Corporation		7.950%	4/15/32	1,000	1,199
Devon Finance Corp. ULC		6.875%	9/30/11	2,000	2,128
El Paso Corporation		6.375%	2/1/09	333	338
El Paso Corporation		7.750%	6/15/10	1,496	1,593
El Paso Corporation		7.625%	7/15/11	500	537
El Paso Corporation		7.800%	8/1/31	190	210
Encore Acquisition		6.000%	7/15/15	45	40
EXCO Resources, Inc.		7.250%	1/15/11	275	276
Geokinetics Inc.		11.855%	12/15/12	50	52	A,C
Hess Corporation		7.875%	10/1/29	1,640	1,892
Hess Corporation		7.300%	8/15/31	60	66
Occidental Petroleum Corporation		6.750%	1/15/12	500	536
Parker Drilling Company		9.625%	10/1/13	300	326
Pride International, Inc.		7.375%	7/15/14	240	246
SemGroup LP		8.750%	11/15/15	305	310	A
SESI LLC		6.875%	6/1/14	10	10
Stone Energy Corporation		8.250%	12/15/11	145	144
Suburban Propane Partners, LP		6.875%	12/15/13	580	571
Valero Energy Corporation		7.500%	4/15/32	400	455

					13,574

Paper and Forest Products	2.5%
Appleton Papers Inc.		9.750%	6/15/14	305	315
NewPage Corporation		10.000%	5/1/12	25	27
NewPage Corporation		12.000%	5/1/13	260	282
Verso Paper Holdings LLC		11.375%	8/1/16	215	225	A
Weyerhaeuser Company		6.750%	3/15/12	2,400	2,521	D
Weyerhaeuser Company		7.375%	3/15/32	1,000	1,048	D

					4,418

Publishing	0.1%
Dex Media East LLC		12.125%	11/15/12	122	133
PRIMEDIA Inc.		8.875%	5/15/11	115	118

					251

Real Estate	0.3%
Ashton Woods USA		9.500%	10/1/15	125	119
Kimball Hill Inc.		10.500%	12/15/12	100	96
Ventas Realty LP		6.750%	4/1/17	260	269

					484

Rental Auto/Equipment	0.8%
Ashtead Capital Inc.		9.000%	8/15/16	129	137	A
Hertz Corporation		10.500%	1/1/16	645	735
Penhall International Corp.		12.000%	8/1/14	240	259	A
Rental Service Corporation		9.500%	12/1/14	180	192	A

					1,323

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2007 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Retail	0.4%
Blockbuster Inc.		9.000%	9/1/12	$140	$141
Eye Care Centers of America, Inc.		10.750%	2/15/15	40	44
Linens ‘n Things, Inc.		10.985%	1/15/14	100	93	C
Neiman Marcus Group, Inc.		9.000%	10/15/15	260	285
Stater Bros. Holdings Inc.		8.855%	6/15/10	170	173	C

					736

Retail (Food Chains)	0.2%
Denny’s Corporation/Denny’s Holdings		10.000%	10/1/12	90	96
El Pollo Loco, Inc.		11.750%	11/15/13	195	215
Sbarro, Inc.		10.375%	2/1/15	100	104	A

					415

Semiconductor Equipment	0.1%
Freescale Semiconductor, Inc.		8.875%	12/15/14	235	235	A

Services	0.2%
Allied Security LLC		11.375%	7/15/11	60	61
Service Corporation International		7.000%	6/15/17	140	141
Service Corporation International		7.625%	10/1/18	5	5
Service Corporation International		7.500%	4/1/27	60	60	A

					267

Special Purpose	1.5%
Air 2 U.S.		8.027%	10/1/19	540	567	A
CCM Merger, Inc.		8.000%	8/1/13	140	141	A
GrafTech Finance Inc.		10.250%	2/15/12	49	51
Idearc Inc.		8.000%	11/15/16	180	185	A
Milacron Escrow Corp.		11.500%	5/15/11	410	398
Rainbow National Services LLC		8.750%	9/1/12	100	106	A
Rainbow National Services LLC		10.375%	9/1/14	250	280	A
River Rock Entertainment		9.750%	11/1/11	380	405
Snoqualmie Entertainment Authority		9.150%	2/1/14	110	112	A,C
UGS Corp.		10.000%	6/1/12	305	334

					2,579

Telecommunications	3.3%
BellSouth Corporation		6.000%	10/15/11	1,000	1,032
Cincinnati Bell Inc.		7.000%	2/15/15	330	328
Cincinnati Bell Inc.		6.300%	12/1/28	25	23
Citizens Communications Company		9.250%	5/15/11	90	100
Citizens Communications Company		7.125%	3/15/19	50	49	A
Citizens Communications Company		7.875%	1/15/27	95	97	A
Level 3 Financing Inc.		9.150%	11/1/14	50	50	A,C
Level 3 Financing Inc.		9.250%	2/15/15	120	123	A
Qwest Communications International Inc.		7.250%	2/15/11	160	164
Qwest Corporation		7.875%	9/1/11	390	414
Qwest Corporation		8.875%	3/15/12	140	155
Qwest Corporation		7.500%	10/1/14	150	158
SBC Communications Inc.		6.250%	3/15/11	1,000	1,038	F
Sprint Capital Corp.		8.375%	3/15/12	1,450	1,618
Windstream Corporation		8.625%	8/1/16	300	328
XM Satellite Radio, Inc.		9.750%	5/1/14	190	192

					5,869

Telecommunications (Cellular/Wireless)	1.7%
AT&T Wireless Services, Inc.		7.500%	5/1/07	500	501
AT&T Wireless Services, Inc.		8.125%	5/1/12	500	563
Cingular Wireless LLC		6.500%	12/15/11	250	263
Hawaiian Telcom Communications, Inc.		12.500%	5/1/15	465	509
L-3 Communications Corporation		6.375%	10/15/15	430	426
Motorola, Inc.		7.625%	11/15/10	64	69
Rural Cellular Corp.		9.875%	2/1/10	100	106
Rural Cellular Corp.		8.250%	3/15/12	135	141
Telcordia Technologies Inc.		10.000%	3/15/13	485	453	A

					3,031

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2007 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Transportation	11.6%
America West Airlines, Inc.		6.850%	7/2/09	$292	$294
America West Airlines, Inc.		8.057%	7/2/20	3,135	3,402
Continental Airlines, Inc.		7.160%	3/24/13	930	955
Continental Airlines, Inc.		6.900%	1/2/18	1,024	1,082
Continental Airlines, Inc.		6.820%	5/1/18	1,004	1,047
Continental Airlines, Inc.		6.545%	2/2/19	1,870	1,945
Continental Airlines, Inc.		8.048%	11/1/20	731	813
Continental Airlines, Inc.		6.703%	6/15/21	965	1,003
GulfMark Offshore, Inc.		7.750%	7/15/14	270	274
H-Lines Finance Holding Corp.		0.000%	4/1/13	247	235	E
Horizon Lines, LLC		9.000%	11/1/12	244	256
Kansas City Southern Railway Co.		7.500%	6/15/09	150	153
Northwest Airlines Inc.		5.830%	8/6/13	2,473	2,324
Union Pacific Corporation		6.125%	1/15/12	2,000	2,059	D
United Air Lines, Inc.		7.032%	10/1/10	374	379
United Air Lines, Inc.		7.186%	4/1/11	78	80
United Air Lines, Inc. Series 01-1		6.602%	9/1/13	1,388	1,407
US Airways, Inc. Series 98-1		6.850%	1/30/18	2,674	2,741

					20,449

Total Corporate Bonds and Notes
(Identified Cost—$132,442)					137,819

Asset-Backed Securities	9.2%
Fixed Rate Securities	6.9%
ACE Securities Corporation 2002-M Trust		0.000%	10/13/17	312	6	A,G
BankAmerica Manufactured Housing Contract 1997-2		6.900%	4/10/28	100	123
Captiva CBO 1997-1		6.860%	11/30/09	362	362	A,H
Conseco Finance Securitizations Corp. 2002-1		6.681%	12/1/33	920	932
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	705	607
FirstFed Corporation Manufactured Housing Contract 1996-1		8.060%	10/15/22	2,100	3,037	A
Global Franchise Trust 1998-1		6.659%	10/10/11	2,323	2,314	A
Green Tree Financial Corporation 1992-2		9.150%	1/15/18	489	410
Green Tree Financial Corporation 1993-1		8.450%	4/15/18	653	595
Green Tree Financial Corporation 1996-D		8.000%	9/15/27	180	167
Green Tree Financial Corporation 1999-4		6.970%	5/1/31	186	186
Indymac Manufactured Housing Contract 1997-1		6.970%	2/25/28	445	434
Mutual Fund Fee 2000-2		9.550%	4/30/08	561	27	A,I
Mutual Fund Fee 2000-3		9.070%	7/1/08	2,891	263	A
Oakwood Mortgage Investors Inc. 2002-B		6.060%	3/15/25	427	385
Pegasus Aviation Lease Securitization 2000-1		8.370%	3/25/30	1,300	852	A
Saxson Asset Securities Trust 2000-2		8.870%	7/25/30	789	796
Vanderbilt Mortgage Finance 1997-B		8.155%	10/7/26	627	642

					12,138

Floating Rate SecuritiesB	2.2%
ACE Securities Corp. 2005-SD1		5.720%	11/25/50	393	394
Banagricola DPR Funding		6.370%	3/15/10	1,258	1,261	A,H
Bayview Financial Asset Trust 2004-SSRA		5.920%	12/25/39	828	831	A
CS First Boston Mortgage Securities Corporation 2004-CF2		5.790%	5/25/44	336	337	A
Residential Asset Mortgage Products 2004-RZ1		5.560%	3/25/34	528	529
Residential Asset Securities Corporation 2001-KS3		5.780%	9/25/31	579	579

					3,931

Stripped Securities	0.1%
Oakwood Mortgage Investors Inc. 2002-C		6.000%	8/15/10	734	101	J1

Total Asset-Backed Securities
(Identified Cost—$17,563)					16,170

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2007 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Mortgage-Backed Securities	8.1%
Fixed Rate Securities	3.6%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	$3	$3
Bear Stearns Asset Backed Securities, Inc. 2002-AC1		7.000%	1/25/32	1,485	1,497	A
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	1,046	1,046
Commercial Mortgage Acceptance Corporation 1997-ML1		6.735%	12/15/30	1,507	1,510
Enterprise Mortgage Acceptance Company 1999-1		6.420%	10/15/25	51	22	A
GMAC Commercial Mortgage Security Inc. 1998-C1		6.700%	5/15/30	382	385
GMAC Commercial Mortgage Security Inc. 1998-C1		6.974%	5/15/30	1,000	1,014
Metropolitan Asset Funding, Inc. 1998-B1		8.000%	11/20/24	1,000	866

					6,343

Floating Rate SecuritiesB	2.4%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	1,050	1,034
BlackRock Capital Finance LP 1997-R2		6.866%	12/25/35	793	583	A
Harborview Mortgage Loan Trust 2004-8		5.720%	11/19/34	425	427
Harborview Mortgage Loan Trust 2005-9		7.070%	6/20/35	1,500	1,282
Merit Securities Corporation 11PA		7.570%	9/28/32	850	221	A
Regal Trust IV 1999-1		5.896%	9/29/31	239	238
Washington Mutual 2004-AR12		5.765%	10/25/44	489	491

					4,276

Stripped Securities	2.1%
Bear Stearns Asset Backed Securities, Inc. 2006-SD3		0.000%	8/25/36	2,101	1,684	J2
LB-UBS Commercial Mortgage Trust 2001-C3		0.949%	6/15/36	2,719	93	A,J1
Prime Mortgage Trust 2005-2		1.743%	10/25/32	4,129	385	J1
Prime Mortgage Trust 2005-5		0.876%	7/25/34	18,080	619	J1
Prime Mortgage Trust 2005-5		1.573%	7/25/34	3,310	286	J1
Residential Asset Mortgage Products, Inc. 2005-SL2		0.000%	2/25/32	732	595	J2

					3,662

Total Mortgage-Backed Securities
(Identified Cost—$13,537)					14,281

U.S. Government Securities	7.5%
Fixed Rate Securities	2.3%
United States Treasury Bond		5.375%	2/15/31	2,500	2,665	D
United States Treasury Bond		4.500%	2/15/36	850	801	D
United States Treasury Note		4.625%	2/15/17	610	609

					4,075

Indexed Securities	5.2%
United States Treasury Inflation-Protected Security		3.625%	1/15/08	2,300	2,925	K
United States Treasury Inflation-Protected Security		3.000%	7/15/12	2,550	3,009	D,K
United States Treasury Inflation-Protected Security		2.000%	7/15/14	3,000	3,190	D,K

					9,124

Total U.S. Government Securities
(Identified Cost—$12,866)					13,199

U.S. Government Agency Mortgage-Backed Securities	7.5%
Fannie Mae		6.000%	12/25/34	12,000	12,083	L
Fannie Mae		6.500%	8/25/44	1,036	1,057

Total U.S. Government Agency Mortgage-Backed					13,140

Securities
(Identified Cost—$13,166)					13,140

Yankee BondsH	22.2%
Aerospace/Defense	0.1%
Systems 2001 Asset Trust		6.664%	9/15/13	241	254	A

Chemicals	0.1%
Montell Finance Co. B.V.		8.100%	3/15/27	200	200	A

Commercial Banks	0.8%
ATF Capital B.V.		9.250%	2/21/14	660	644	A
ICICI Bank Limited		6.375%	4/30/22	284	281	A,C
TuranAlem Finance B.V.		8.250%	1/22/37	440	442	A

					1,367

Electric	1.2%
Hydro-Quebec		6.300%	5/11/11	1,700	1,784
MMG Fiduciary (AES El Salvador Trust)		6.750%	2/1/16	261	261

					2,045

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2007 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsH (Continued)

Foreign Government	8.5%
Dominican Republic		9.500%	9/27/11	$366	$392	A
Federative Republic of Brazil		7.125%	1/20/37	856	947
Federative Republic of Brazil		11.000%	8/17/40	199	268
Republic of Argentina		7.000%	9/12/13	818	790
Republic of Colombia		11.750%	2/25/20	768	1,129
Republic of Ecuador		10.000%	8/15/30	605	538	A,E
Republic of El Salvador		8.250%	4/10/32	412	497	A
Republic of Honduras		5.728%	10/1/11	167	166	C
Republic of Panama		9.375%	4/1/29	1,147	1,528
Republic of Panama		6.700%	1/26/36	202	210
Republic of Peru		8.750%	11/21/33	950	1,249
Republic of Peru		6.550%	3/14/37	147	153
Republic of Venezuela		9.375%	1/13/34	2	3
Russian Federation		5.000%	3/31/30	4,025	4,568
United Mexican States		7.500%	4/8/33	49	58
United Mexican States		6.750%	9/27/34	2,170	2,366

					14,862

Insurance	0.5%
XL Capital Ltd.		5.250%	9/15/14	1,000	980

Manufacturing (Diversified)	2.4%
Tyco International Group SA		6.375%	10/15/11	1,000	1,057
Tyco International Group SA		6.875%	1/15/29	2,615	3,086

					4,143

Media	N.M.
Quebecor Media Inc.		7.750%	3/15/16	55	57

Metals and Mining	0.5%
Chaparral Steel Co.		10.000%	7/15/13	20	22
Vale Overseas Ltd.		6.875%	11/21/36	920	950

					972

Oil and Gas	2.1%
Anadarko Finance Co.		6.750%	5/1/11	750	788
Anadarko Finance Co.		7.500%	5/1/31	1,000	1,104
Compagnie Generale de Geophysique SA (CGG)		7.500%	5/15/15	210	216
Gazprom		6.212%	11/22/16	540	541	A
Gazprom		6.510%	3/7/22	230	233	A
OPTI Canada Inc.		8.250%	12/15/14	125	130	A
Pogo Producing Co.		6.875%	10/1/17	290	283
Western Oil Sands Inc.		8.375%	5/1/12	342	382

					3,677

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2007 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/SHARES	VALUE
Yankee BondsH (Continued)

Semiconductor Equipment	0.1%
NXP B.V./NXP Funding LLC		7.875%	10/15/14	$150	$155	A
NXP B.V./NXP Funding LLC		9.500%	10/15/15	45	46	A

					201

Special Purposes	2.8%
Burlington Resources Finance		7.400%	12/1/31	450	533
Deutsche Telekom International Finance BV		5.250%	7/22/13	600	592
Nell AF S.A.R.L.		8.375%	8/15/15	150	156	A
Petrozuata Finance, Inc.		8.220%	4/1/17	2,880	2,894	A
Smurfit Kappa Funding PLC		9.625%	10/1/12	51	54
Smurfit Kappa Funding PLC		7.750%	4/1/15	230	235
UFJ Finance Aruba AEC		6.750%	7/15/13	500	539

					5,003

Telecommunications	1.5%
Axtel SA		11.000%	12/15/13	221	246
France Telecom SA		8.750%	3/1/31	600	780	M
Intelsat Bermuda Ltd.		8.872%	1/15/15	200	204	A,C
Intelsat Bermuda Ltd.		9.250%	6/15/16	225	249	A
Intelsat Bermuda Ltd.		11.250%	6/15/16	340	386	A
NTL Cable Plc		9.125%	8/15/16	140	148
Wind Acquisition Finance SA		10.750%	12/1/15	500	573	A

					2,586

Telecommunications (Cellular/Wireless)	0.3%
True Move Co. Ltd.		10.750%	12/16/13	200	204	A
Vodaphone Group PLC		7.750%	2/15/10	250	267

					471

Transportation	1.3%
Canadian Pacific Railroad Co.		6.250%	10/15/11	1,000	1,038
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)		9.375%	5/1/12	170	183
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)		12.500%	6/15/12	750	804
OMI Corporation		7.625%	12/1/13	200	203

					2,228

Total Yankee Bonds
(Identified Cost—$35,537)					39,046

Foreign Government Obligations	4.0%
Nota Do Tesouro Nacional		6.000%	5/15/15	3,641	2,727	N
Nota Do Tesouro Nacional		6.000%	5/15/45	3,934	2,748	N
Republic of Argentina		3.938%	1/3/10	2,267	1,536	O,P

					7,011

Total Foreign Government Obligations
(Identified Cost—$6,145)					7,011

Foreign Corporate Bonds	0.9%
Gazprom		6.790%	10/29/09	31,200	1,205	Q
Gazprom		7.000%	10/27/11	10,400	401	Q

					1,606

Total Foreign Corporate Bonds
(Identified Cost—$1,559)					1,606

Preferred Stocks	3.6%
Chesapeake Energy Corporation		6.250%		.339 shrs	88	R
Fannie Mae		5.375%		0.015	1,505	R
Freddie Mac		3.850%		0.100	5	S
Freddie Mac		5.000%		0.200	9
General Motors Corporation		5.250%		225	4,669	R

					6,276

Total Preferred Stocks
(Identified Cost—$5,139)					6,276

Trust Preferred Securities	3.4%
Corporate-Backed Trust Certificates		7.375%		34	685
Corporate-Backed Trust Certificates		8.000%		16	293
CORTS Trust for Ford Motor Co.		8.000%		155	2,897
PreferredPlus TR-CCR1		8.250%		5	105
SATURNS-F 2003-5		8.125%		104	1,988

					5,968

Total Trust Preferred Securities
(Identified Cost—$5,033)					5,968

Total Long-Term Securities
(Identified Cost—$242,987)					254,516

PORTFOLIO OF INVESTMENTS

Western Asset Premier Bond Fund

March 31, 2007 (Unaudited)

(Amounts in thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Short-Term Securities	12.5%
Repurchase Agreement	11.6%
Merrill Lynch Government Securities, Inc.
5.25% dated 03/30/07, to be repurchased at $20,360 on 04/02/07 (Collateral: $20,760 Fannie Mae, 5.25% due 3/26/10, value $20,758)				$20,351	$20,351

Foreign Government Obligations	0.9%
Egyptian Treasury Bill		0.000%	10/30/07	9,375	1,566	G,T
Egyptian Treasury Bill		0.000%	11/6/07	450	75	G,T

					1,641

Total Short-Term Securities
(Identified Cost—$21,975)					21,992

Total Investments	157.4%
(Identified Cost—$264,962)					276,508
Other Assets Less Liabilities	(16.4%)				(28,887)
Liquidation Value of Preferred Shares	(41.0%)				(72,000)

Net Assets Applicable to Common Shareholders	100.0%				$175,621

			EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts Written
U.S. Treasury Note Futures			June 2007	104	$104

					$104

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 17.5% of net assets applicable to common shareholders.
B	Convertible Bond – Bond may be converted into the issuer’s common stock.
C	Floating Rate Security – The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of March 31, 2007.
D	Position, or a portion thereof, with an aggregate market value of $21,307 have been collateralized to support reverse repurchase agreements.
E	Stepped-Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends in accordance with a pre-determined schedule.
F	Position, or a portion thereof is collateral to cover futures contracts written.
G	Zero-Coupon Bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Yankee Bond – A dollar-denominated bond issued in the U.S. by a foreign entity.
I	Bond is in default as of March 31, 2007.
J	Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.
K	Treasury Inflation Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI) for all Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
L	When-issued security – Security purchased on a delayed basis. Final settlement amount and maturity date have not yet been announced.
M	The coupon shown on the variable rate security is the rate in effect as of March 31, 2007.
N	Denominated in Brazilian Reals.
O	Indexed Security – The rate of interest on this type of security is linked to the Coeficienete de Establizacion de Referencia (CER). The coupon rate is as of March 31, 2007.
P	Denominated in Argentine Pesos.
Q	Denominated in Russian Rubles.
R	Convertible Preferred Stock – Stock may be converted into the issuer’s common stock.
S	Indexed Security – The rate of interest on this type of security is based on the Constant Maturity Treasury (CMT) index. The coupon rate is as of March 31, 2007.
T	Denominated in Egyptian Pounds.

N.M.- Not meaningful.

Notes

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

The following is a summary of open swap contracts outstanding at March 31, 2007.

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1- Month LIBORC + 160 bp*, due 6/25/35)	June 25, 2035	1.28%	Specified Amount upon credit event noticeB	$43	$2

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1- Month LIBORC + 250 bp*, due 6/25/35)	June 25, 2035	2.05%	Specified Amount upon credit event noticeB	43	3

Credit Suisse First Boston USA (ACE Securities Corporation, 1- Month LIBORC + 138 bp*, due 2/25/35)	February 25, 2035	1.31%	Specified Amount upon credit event noticeB	43	3

Credit Suisse First Boston USA (ACE Securities Corporation 2005-HE1, 1- Month LIBORC + 220 bp*, due 2/25/35)	February 25, 2035	2.06%	Specified Amount upon credit event noticeB	43	4

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust, 1- Month LIBORC + 190 bp*), due 10/25/34)	October 25, 2034	1.37%	Specified Amount upon credit event noticeB	58	3

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1- Month LIBORC + 130 bp*, due 3/25/35)	March 25, 2035	1.31%	Specified Amount upon credit event noticeB	43	3

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1- Month LIBORC + 200 bp*, due 3/25/35)	March 25, 2035	2.18%	Specified Amount upon credit event noticeB	43	6

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4, 1- Month LIBORC + 300 bp*, due 3/25/34)	March 25, 2034	2.20%	Specified Amount upon credit event noticeB	58	3

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1- Month LIBORC + 225 bp*, due 11/25/34)	November 25, 2034	1.33%	Specified Amount upon credit event noticeB	43	3

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1- Month LIBORC + 350 bp*, due 11/25/34)	November 25, 2034	2.15%	Specified Amount upon credit event noticeB	43	3

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust, 1- Month LIBORC + 180 bp*, due 11/25/34)	November 25, 2034	1.31%	Specified Amount upon credit event noticeB	43	2

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3, 1- Month LIBORC + 315 bp*, due 11/25/34)	November 25, 2034	2.18%	Specified Amount upon credit event noticeB	$43	$3

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1- Month LIBORC + 135 bp*, due 1/25/35)t	January 25, 2035	1.31%	Specified Amount upon credit event noticeB	43	3

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1- Month LIBORC + 200 bp*, due 1/25/35)	January 25, 2035	2.08%	Specified Amount upon credit event noticeB	43	4

Credit Suisse First Boston USA (IndyMAC Home Equity Loan Asset-Backed Trust 2004-C, 1- Month LIBORC + 190 bp*, due 3/25/35)	March 25, 2035	1.28%	Specified Amount upon credit event noticeB	43	3

Credit Suisse First Boston USA (IndyMAC Home Equity Loan Asset-Backed Trust 2004-C, 1- Month LIBOR[1] + 325 bp*, due 3/25/35)	March 25, 2035	2.05%	Specified Amount upon credit event noticeB	43	4

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1, 1- Month LIBORC + 350 bp*), due 2/25/34)	February 25, 2034	2.15%	Specified Amount upon credit event noticeB	58	3

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1- Month LIBORC + 170 bp*, due 2/25/35)	February 25, 2035	1.31%	Specified Amount upon credit event noticeB	43	3

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1- Month LIBORC + 275 bp*, due 2/25/35)	February 25, 2035	2.08%	Specified Amount upon credit event noticeB	43	4

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1- Month LIBORC + 153 bp*, due 12/25/34)	December 25, 2034	1.31%	Specified Amount upon credit event noticeB	43	2

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1- Month LIBORC + 240 bp*, due 12/25/34)	December 25, 2034	2.08%	Specified Amount upon credit event noticeB	43	4

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1, 1-Month LIBORC + 225 bp*, due 9/25/35)	September 25, 2035	2.05%	Specified Amount upon credit event noticeB	$43	$2

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4, 1- Month LIBORC + 375 bp*, due 4/25/35)	April 25, 2035	2.15%	Specified Amount upon credit event noticeB	58	2

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1- Month LIBORC + 130 bp*, due 10/25/35)	October 25, 2035	1.28%	Specified Amount upon credit event noticeB	43	3

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1- Month LIBORC + 205 bp*, due 10/25/35)	October 25, 2035	2.05%	Specified Amount upon credit event noticeB	43	4

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1, 1- Month LIBORC + 135 bp*, due 9/25/35)	September 25, 2035	1.28%	Specified Amount upon credit event noticeB	43	2

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1- Month LIBORC + 130 bp*, due 1/25/35)	January 25, 2035	1.31%	Specified Amount upon credit event noticeB	43	2

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1- Month LIBORC + 215 bp*, due 1/25/35)	January 25, 2035	2.18%	Specified Amount upon credit event noticeB	43	3

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2, 1- Month LIBORC + 325 bp*), due 8/25/34)	August 25, 2034	2.15%	Specified Amount upon credit event noticeB	58	3

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1- Month LIBORC + 140 bp*, due 3/25/35)	March 25, 2035	1.31%	Specified Amount upon credit event noticeB	43	2

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1- Month LIBORC + 205 bp*, due 3/25/35)	March 25, 2035	2.18%	Specified Amount upon credit event noticeB	43	3

Credit Suisse First Boston USA (NovastarHome Equity Loan 2005-1, 1- Month LIBORC + 135 bp*, due 6/25/35)	June 25, 2035	1.28%	Specified Amount upon credit event noticeB	43	2

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1- Month LIBORC + 195 bp*, due 6/25/35)	June 25, 2035	2.05%	Specified Amount upon credit event noticeB	$43	$3

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1- Month LIBORC + 155 bp*, due 1/25/36)	January 25, 2036	1.36%	Specified Amount upon credit event noticeB	43	4

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1- Month LIBORC + 250 bp*, due 1/25/36)	January 25, 2036	2.18%	Specified Amount upon credit event noticeB	43	5

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1, 1-Month LIBORC + 230 bp*, due 6/25/34)	June 25, 2034	1.37%	Specified Amount upon credit event noticeB	58	2

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORC + 165 bp*, due 1/25/35)	January 25, 2035	1.28%	Specified Amount upon credit event noticeB	43	3

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORC + 260 bp*, due 1/25/35)	January 25, 2035	2.05%	Specified Amount upon credit event noticeB	43	5

Merrill Lynch (iBoxx CDX NA IG)	June 20, 2010	Specified Amount upon credit event noticeD	0.40% Quarterly	15,000	272

					$390

A	“-” refers to amounts less than $1,000.
B	Upon Bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000 per 1,000 notional.
C	As of March 31, 2007, the 1 month London Interbank Offered Rate was 5.32%.
D	Upon Bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000 per 1,000 notional.
*	100 basis points = 1%.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Premier Bond Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond

By:	R. Jay Gerken
R. Jay Gerken President Western Asset Premier Bond

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	R. Jay Gerken
R. Jay Gerken President Western Asset Premier Bond

Date: May 29, 2007

By:	Marie K. Karpinski
Marie K. Karpinski Principal Financial and Accounting Officer Western Asset Premier Bond

Date: May 23, 2007